SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 324,387	$ 69,501
Overtime [member]
IfrsStatementLineItems [Line Items]
Total	279,661	64,214
At A Point In Time [member]
IfrsStatementLineItems [Line Items]
Total	$ 44,726	$ 5,287